FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 70,335	$ 153,060
Restricted cash	33,747	10,184
Marketable securities	3,329	13,861
Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party shareholder loans	6,303	10,700
Derivative assets	1,227	3,876
Derivative liabilities	36,208	10,455
Carrying Value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	70,335	153,060
Restricted cash	33,747	10,184
Marketable securities	3,329	13,861
Carrying Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party shareholder loans	6,303	10,700
Derivative assets	1,227	3,876
Derivative liabilities	36,208	10,455
Secured Debt | Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term debt - floating	1,094,755	1,122,148
Secured Debt | Carrying Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term debt - floating	$ 1,094,755	$ 1,122,148